Financial expenses	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Financial expenses	Financial expenses

The following table summarizes our financial expenses for the six months ended June 30, 2020 and 2019, respectively.

	For the six months ended June 30,
In thousands of U.S. dollars	2020	2019
Interest expense on debt (1)	$74,186	$82,898
Accretion of convertible notes	4,565	6,995
Amortization of deferred financing fees	3,086	4,088
Accretion of premiums and discounts on assumed debt (2)	1,742	1,827
Write-off of deferred financing fees	313	275
Total financial expenses	$83,892	$96,083

(1)     The decrease in interest payable, net of capitalized interest was primarily attributable to a decrease in LIBOR rates compared to the six months ended June 30, 2019.
    Average debt outstanding during the six months ended June 30, 2020 and 2019 was $3.2 billion and $2.9 billion, respectively.
(2)     The accretion of premiums and discounts represent the accretion or amortization of the fair value adjustments relating to the indebtedness assumed from previous vessel acquisitions.